Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000124329
Shareholder Report [Line Items]
Fund Name	Anfield Universal Fixed Income Fund
Trading Symbol	AFLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Anfield Universal Fixed Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://anfieldfunds.com/our-funds/anfield-universal-fixed-income-fund/. You can also request this information by contacting us at 1-866-866-4848.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-866-4848
Additional Information Website	https://anfieldfunds.com/our-funds/anfield-universal-fixed-income-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.43%	[1]
AssetsNet	$ 152,888,027
Holdings Count | Holding	315
Advisory Fees Paid, Amount	$ 607,401
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$152,888,027
Number of Portfolio Holdings	315
Advisory Fee	$607,401
Portfolio Turnover	11%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	14.7%
Collateralized Mortgage Obligations	4.7%
Corporate Bonds	53.1%
Open End Funds	3.3%
Preferred Stock	9.0%
Term Loans	12.9%
U.S. Government & Agencies	2.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Energy Transfer, L.P.	2.6%
First Citizens BancShares, Inc.	2.5%
Caesars Entertainment, Inc.	2.3%
Nissan Motor Acceptance Company, LLC	2.3%
United States Treasury Bill	2.3%
BNP Paribas S.A.	1.8%
Bank of New York Mellon Corporation (The)	1.7%
Aramark Services, Inc.	1.7%
Fidelity Advisor Floating Rate High Income Fund	1.7%
Air Lease Corporation	1.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.5%
Technology	0.3%
Real Estate	0.3%
ABS	0.5%
Communications	0.6%
Materials	0.7%
Health Care	2.0%
U.S. Treasury Obligations	2.3%
Fixed Income	3.2%
Energy	4.1%
CMO	5.4%
Utilities	6.6%
Industrials	7.9%
CLO	13.2%
Consumer Discretionary	20.2%
Financials	31.2%

C000124331
Shareholder Report [Line Items]
Fund Name	Anfield Universal Fixed Income Fund
Trading Symbol	AFLKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Anfield Universal Fixed Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://anfieldfunds.com/our-funds/anfield-universal-fixed-income-fund/. You can also request this information by contacting us at 1-866-866-4848.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-866-4848
Additional Information Website	https://anfieldfunds.com/our-funds/anfield-universal-fixed-income-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$108	2.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.17%	[2]
AssetsNet	$ 152,888,027
Holdings Count | Holding	315
Advisory Fees Paid, Amount	$ 607,401
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$152,888,027
Number of Portfolio Holdings	315
Advisory Fee	$607,401
Portfolio Turnover	11%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	14.7%
Collateralized Mortgage Obligations	4.7%
Corporate Bonds	53.1%
Open End Funds	3.3%
Preferred Stock	9.0%
Term Loans	12.9%
U.S. Government & Agencies	2.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Energy Transfer, L.P.	2.6%
First Citizens BancShares, Inc.	2.5%
Caesars Entertainment, Inc.	2.3%
Nissan Motor Acceptance Company, LLC	2.3%
United States Treasury Bill	2.3%
BNP Paribas S.A.	1.8%
Bank of New York Mellon Corporation (The)	1.7%
Aramark Services, Inc.	1.7%
Fidelity Advisor Floating Rate High Income Fund	1.7%
Air Lease Corporation	1.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.5%
Technology	0.3%
Real Estate	0.3%
ABS	0.5%
Communications	0.6%
Materials	0.7%
Health Care	2.0%
U.S. Treasury Obligations	2.3%
Fixed Income	3.2%
Energy	4.1%
CMO	5.4%
Utilities	6.6%
Industrials	7.9%
CLO	13.2%
Consumer Discretionary	20.2%
Financials	31.2%

C000124332
Shareholder Report [Line Items]
Fund Name	Anfield Universal Fixed Income Fund
Trading Symbol	AFLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Anfield Universal Fixed Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://anfieldfunds.com/our-funds/anfield-universal-fixed-income-fund/. You can also request this information by contacting us at 1-866-866-4848.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-866-4848
Additional Information Website	https://anfieldfunds.com/our-funds/anfield-universal-fixed-income-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%	[3]
AssetsNet	$ 152,888,027
Holdings Count | Holding	315
Advisory Fees Paid, Amount	$ 607,401
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$152,888,027
Number of Portfolio Holdings	315
Advisory Fee	$607,401
Portfolio Turnover	11%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	14.7%
Collateralized Mortgage Obligations	4.7%
Corporate Bonds	53.1%
Open End Funds	3.3%
Preferred Stock	9.0%
Term Loans	12.9%
U.S. Government & Agencies	2.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Energy Transfer, L.P.	2.6%
First Citizens BancShares, Inc.	2.5%
Caesars Entertainment, Inc.	2.3%
Nissan Motor Acceptance Company, LLC	2.3%
United States Treasury Bill	2.3%
BNP Paribas S.A.	1.8%
Bank of New York Mellon Corporation (The)	1.7%
Aramark Services, Inc.	1.7%
Fidelity Advisor Floating Rate High Income Fund	1.7%
Air Lease Corporation	1.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.5%
Technology	0.3%
Real Estate	0.3%
ABS	0.5%
Communications	0.6%
Materials	0.7%
Health Care	2.0%
U.S. Treasury Obligations	2.3%
Fixed Income	3.2%
Energy	4.1%
CMO	5.4%
Utilities	6.6%
Industrials	7.9%
CLO	13.2%
Consumer Discretionary	20.2%
Financials	31.2%

[1]	Annualized
[2]	Annualized
[3]	Annualized